Note 27 - Financial Instruments and Risks - Financial Instruments Recognized in the Financial Statements (Details) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial assets
Financial asset	R$ 18,378.6	R$ 15,439.3
Financial liabilities
Financial liability	22,036.6	24,423.9
Trade payables and put option granted on subsidiary and other liabilities [member]
Financial liabilities
Financial liability	19,266.1	18,314.2
Financial liabilities, derivatives [member]
Financial liabilities
Financial liability	217.5	713.4
Interest-bearing loans and borrowings [member]
Financial liabilities
Financial liability	2,553.0	5,396.3
Financial liabilities at fair value through profit or loss, category [member]
Financial assets
Financial asset	112.0	301.2
Financial liabilities
Financial liability	5,780.2	5,156.0
Financial liabilities at fair value through profit or loss, category [member] | Trade payables and put option granted on subsidiary and other liabilities [member]
Financial liabilities
Financial liability	5,764.1	5,106.1
Financial liabilities at fair value through profit or loss, category [member] | Financial liabilities, derivatives [member]
Financial liabilities
Financial liability	16.1	49.9
Financial liabilities at fair value through profit or loss, category [member] | Interest-bearing loans and borrowings [member]
Financial liabilities
Financial liability
Financial liabilities, derivative hedges, categories [member]
Financial assets
Financial asset	285.1	194.5
Financial liabilities
Financial liability	201.4	663.5
Financial liabilities, derivative hedges, categories [member] | Trade payables and put option granted on subsidiary and other liabilities [member]
Financial liabilities
Financial liability
Financial liabilities, derivative hedges, categories [member] | Financial liabilities, derivatives [member]
Financial liabilities
Financial liability	201.4	663.5
Financial liabilities, derivative hedges, categories [member] | Interest-bearing loans and borrowings [member]
Financial liabilities
Financial liability
Financial liabilities at amortised cost, category [member]
Financial assets
Financial asset
Financial liabilities
Financial liability	16,055.0	18,604.4
Financial liabilities at amortised cost, category [member] | Trade payables and put option granted on subsidiary and other liabilities [member]
Financial liabilities
Financial liability	13,502.0	13,208.1
Financial liabilities at amortised cost, category [member] | Financial liabilities, derivatives [member]
Financial liabilities
Financial liability
Financial liabilities at amortised cost, category [member] | Interest-bearing loans and borrowings [member]
Financial liabilities
Financial liability	2,553.0	5,396.3
Financial asset, cash and cash equivalents [member]
Financial assets
Financial asset	10,354.5	7,876.8
Financial asset, cash and cash equivalents [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial assets
Financial asset
Financial asset, cash and cash equivalents [member] | Financial liabilities, derivative hedges, categories [member]
Financial assets
Financial asset
Financial asset, cash and cash equivalents [member] | Financial liabilities at amortised cost, category [member]
Financial assets
Financial asset
Financial asset, investment securities [member]
Financial assets
Financial asset	133.9	387.1
Financial asset, investment securities [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial assets
Financial asset	11.9	282.8
Financial asset, investment securities [member] | Financial liabilities, derivative hedges, categories [member]
Financial assets
Financial asset
Financial asset, investment securities [member] | Financial liabilities at amortised cost, category [member]
Financial assets
Financial asset
Trade receivables [member]
Financial assets
Financial asset	7,505.0	6,962.5
Trade receivables [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial assets
Financial asset
Trade receivables [member] | Financial liabilities, derivative hedges, categories [member]
Financial assets
Financial asset
Trade receivables [member] | Financial liabilities at amortised cost, category [member]
Financial assets
Financial asset
Derivatives [member]
Financial assets
Financial asset	385.2	212.9
Derivatives [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial assets
Financial asset	100.1	18.4
Derivatives [member] | Financial liabilities, derivative hedges, categories [member]
Financial assets
Financial asset	285.1	194.5
Derivatives [member] | Financial liabilities at amortised cost, category [member]
Financial assets
Financial asset
Loans and receivables, category [member]
Financial assets
Financial asset	17,859.5	14,839.3
Financial liabilities
Financial liability
Loans and receivables, category [member] | Trade payables and put option granted on subsidiary and other liabilities [member]
Financial liabilities
Financial liability
Loans and receivables, category [member] | Financial liabilities, derivatives [member]
Financial liabilities
Financial liability
Loans and receivables, category [member] | Interest-bearing loans and borrowings [member]
Financial liabilities
Financial liability
Loans and receivables, category [member] | Financial asset, cash and cash equivalents [member]
Financial assets
Financial asset	10,354.5	7,876.8
Loans and receivables, category [member] | Financial asset, investment securities [member]
Financial assets
Financial asset
Loans and receivables, category [member] | Trade receivables [member]
Financial assets
Financial asset	7,505.0	6,962.5
Loans and receivables, category [member] | Derivatives [member]
Financial assets
Financial asset
Held-to-maturity investments, category [member]
Financial assets
Financial asset	122.0	104.3
Financial liabilities
Financial liability
Held-to-maturity investments, category [member] | Trade payables and put option granted on subsidiary and other liabilities [member]
Financial liabilities
Financial liability
Held-to-maturity investments, category [member] | Financial liabilities, derivatives [member]
Financial liabilities
Financial liability
Held-to-maturity investments, category [member] | Interest-bearing loans and borrowings [member]
Financial liabilities
Financial liability
Held-to-maturity investments, category [member] | Financial asset, cash and cash equivalents [member]
Financial assets
Financial asset
Held-to-maturity investments, category [member] | Financial asset, investment securities [member]
Financial assets
Financial asset	122.0	104.3
Held-to-maturity investments, category [member] | Trade receivables [member]
Financial assets
Financial asset
Held-to-maturity investments, category [member] | Derivatives [member]
Financial assets
Financial asset